Fees Summary	Jun. 30, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $41,339,590.
Narrative - Max Aggregate Offering Price	$ 41,339,590
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A